Fair Value Measurements - Level 3 fair value measurement inputs (Details) - CIK0001812667 CC Neuberger Principal Holdings II	Mar. 31, 2022 Y $ / shares	Dec. 31, 2021 Y $ / shares	Dec. 31, 2020 Y $ / shares
Private Warrant [Member] | Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / shares	9.92	9.90	10.40
Private Warrant [Member] | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	30.00	40.00	30.00
Private Warrant [Member] | Measurement Input, Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y	5.1	5.3	5.5
Private Warrant [Member] | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	2.40	1.30	0.40
Private Warrant [Member] | Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0	0.0	0.0
Forward Purchase Agreement | Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / shares	9.92	9.90	10.40
Forward Purchase Agreement | Probability of closing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	90.00	90.0	80.0
Forward Purchase Agreement | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y	0.1	0.3	1.1
Forward Purchase Agreement | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.26	0.08	0.10
Forward Purchase Agreement | Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0	0.0	0.0